Accounts Receivable	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the expected credit losses consisted of the following:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Accounts receivable	1,617	684	94
Less: expected credit losses	-	(29)	(4)
	1,617	655	90

As of the year ended December 31, 2022 and the six months ended June 30, 2023, all accounts receivable were due from third-party customers. There were nil and RMB29 (US$4) of expected credit losses recognized for the year ended December 31, 2022, and for the six months ended June 30, 2023, respectively.